Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Debt
The following table lists our total debt outstanding at December 31, 2022 and December 31, 2021. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2022, including fixed and variable rates:

(in millions)	Range of Interest Rate(s)	Maturity Date(s)	December 31, 2022	December 31, 2021
Short-term debt issued or borrowed by Corebridge:
Affiliated senior promissory note with AIG	LIBOR+100bps	2022	$—	$8,317
Three-Year DDTL Facility	5.80%	2023	1,500	—
Total short-term debt			1,500	8,317
Long-term debt issued by Corebridge:
Senior unsecured notes*	3.50% - 4.40%	2025 - 2052	6,500	—
Hybrid junior subordinated notes	6.875%	2052	1,000	—
Long-term debt issued by Corebridge subsidiaries:
AIGLH notes	6.63% - 7.50%	2025 - 2029	200	200
AIGLH junior subordinated debentures	7.57% - 8.50%	2030 - 2046	227	227
Total long-term debt			7,927	427
Debt issuance costs			(59)	—
Total long-term debt, net of debt issuance costs			7,868	427
Debt of consolidated investment entities - not guaranteed by Corebridge	0.00% -12.27%	2023 - 2051	5,958	6,936
Total debt, net of issuance costs			$15,326	$15,680
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*Interest rates reflect contractual amounts and do not reflect the effective borrowing rate after giving effect to the cash flow hedges.

Schedule of Maturities of Long-Term Debt
The following table presents maturities of short-term and long-term debt (including unamortized original issue discount when applicable).

December 31, 2022	Year Ending
(in millions)	Total	2023	2024	2025	2026	2027	Thereafter
Short-term and Long-term debt issued by Corebridge:
Three-Year DDTL Facility*	$1,500	$1,500	$—	$—	$—	$—	$—
Senior unsecured notes	6,500	—	—	1,000	—	1,250	4,250
Hybrid junior subordinated notes	1,000	—	—	—	—	—	1,000
AIGLH notes	200	—	—	101	—	—	99
AIGLH junior subordinated debentures	227	—	—	—	—	—	227
Total short-term and long-term debt issued by Corebridge	$9,427	$1,500	$—	$1,101	$—	$1,250	$5,576
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*On September 15, 2022, Corebridge Parent borrowed an aggregate principal amount of $1.5 billion under the Three-Year DDTL Facility through October 20, 2022. We continued this borrowing through June 21, 2023. We have the ability to further continue this borrowing through February 25, 2025.